Inventories	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories consist of the following:

As of December 31	2016	2017
(in millions)	EUR	EUR

Raw materials	674.7	826.8
Work-in-process	1,415.5	1,430.7
Finished products	1,073.4	1,050.8

Inventories, gross	3,163.6	3,308.3
Allowance for obsolescence and / or lower net realizable value	(382.7)	(349.9)
Inventories, net	2,780.9	2,958.4

The increase in inventory in 2017 compared to 2016 reflects the growing (EUV) business.
A summary of activity in the allowance for obsolescence and / or lower net realizable value is as follows:

Year ended December 31	2016	2017
(in millions)	EUR	EUR

Balance at beginning of year	(415.0)	(382.7)
Addition for the year	(73.0)	(120.1)
Effect of changes in exchange rates	(5.3)	7.9
Utilization of the provision	110.6	145.0
Balance at end of year	(382.7)	(349.9)

In 2017, the addition for the year is recorded in cost of sales EUR 101.3 million and in R&D costs EUR 18.8 million (2016: cost of sales EUR 69.2 million and R&D costs EUR 3.8 million, 2015: cost of sales EUR 206.7 million and R&D costs EUR 5.1 million). The 2017 addition for the year mainly relates to inventory items which became obsolete due to technological developments and design changes.
Utilization of the provision mainly relates to the scrapping of obsolete inventories.